Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2018 $ / shares	Mar. 31, 2017 ₨ / shares	Mar. 31, 2017 $ / shares
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 7.00		₨ 6.50		₨ 5.50
Final dividend | ₨ / shares	10.25		₨ 7.38		₨ 7.13
Special dividend | ₨ / shares	₨ 9.00
Equity A D S
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.10		$ 0.10		$ 0.09
Final dividend | $ / shares		0.16		$ 0.12		$ 0.11
Special dividend | $ / shares		$ 0.14